UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2004

Waddell & Reed Advisors International Growth Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors International Growth Fund
September 30, 2005
COMMON STOCKS	Shares	Value

Australia - 1.10%
Westpac Banking Corporation	500,000	$8,045,430

Austria - 2.52%
Erste Bank der oesterreichischen Sparkassen AG	170,000	9,093,130
Raiffeisen International Bank-Holding AG*	140,000	9,347,954
		18,441,084

Belgium - 0.44%
KBC Group NV	40,000	3,240,592

Brazil - 0.30%
Gol Linhas Aereas Inteligentes S.A., ADR	67,000	2,174,150

Canada - 2.85%
EnCana Corporation	260,000	15,172,443
Shoppers Drug Mart Corporation	160,000	5,655,801
		20,828,244

Finland - 0.69%
Nokia OYJ	300,000	5,026,764

France - 8.13%
BNP Paribas	50,000	3,801,325
France Telecom	250,000	7,175,940
Pernod Ricard	26,200	4,626,234
Sanofi-Aventis	100,000	8,263,750
Total S.A.	80,000	21,837,936
VINCI	160,000	13,779,728
		59,484,913

Germany - 9.87%
Allianz Aktiengesellschaft, Registered Shares	80,000	10,808,384
BASF Aktiengesellschaft	110,000	8,276,972
Bayerische Hypo- und Vereinsbank AG*	420,000	11,813,256
Commerzbank Aktiengesellschaft	110,000	3,011,972
Continental Aktiengesellschaft	60,000	4,924,354
Deutsche Telekom AG, Registered Shares	380,000	6,915,346
Fresenius AG	22,300	3,089,230
PUMA Aktiengesellschaft Rudolf Dassler Sport	15,000	4,057,832
SAP Aktiengesellschaft	40,000	6,923,520
Siemens AG	160,000	12,337,328
		72,158,194

Ireland - 2.60%
Anglo Irish Bank Corporation plc (Ireland)	800,000	10,894,928
CRH public limited company	300,000	8,131,530
		19,026,458

Italy - 4.27%
Assicurazioni Generali SpA	160,000	5,046,477
Eni S.p.A.	550,000	16,335,781
Saipem S.p.A.	350,000	5,902,421
UniCredito Italiano S.p.A.	700,000	3,946,166
		31,230,845

Japan - 27.45%
ACOM CO., LTD.	100,000	7,258,953
Canon Inc.	175,000	9,450,293
CREDIT SAISON CO., LTD.	220,000	9,651,588
DENSO CORPORATION	200,000	5,796,591
Dentsu Inc.*	2,000	5,673,259
FANUC LTD	50,000	4,043,518
Honda Motor Co., Ltd.	100,000	5,655,640
Hoya Corporation	240,000	7,970,753
Japan Tobacco Inc.	650	10,249,747
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	1,200	15,751,222
Komatsu Ltd.	320,000	4,358,191
LAWSON, INC.	100,000	3,770,427
Mitsubishi Corporation	700,000	13,813,152
Mitsubishi Estate Co., Ltd.	300,000	4,117,517
Mizuho Financial Group, Inc.	1,700	10,812,668
Nomura Holdings, Inc.	280,000	4,343,743
ORIX Corporation	57,000	10,293,794
SMC Corporation	70,000	9,317,711
Sega Sammy Holdings Inc.	280,000	11,050,522
Shinsei Bank, Limited (A)	600,000	3,779,236
Sumitomo Mitsui Financial Group, Inc.	600	5,655,640
TDK Corporation	100,000	7,126,811
Taisei Corporation	1,000,000	4,113,994
Tokyo Electric Power Company, Incorporated (The)	150,000	3,792,450
Toyota Motor Corporation	300,000	13,742,677
Ushio Inc.	150,000	3,045,853
YAMADA-DENKI Co., Ltd.	80,000	6,082,016
		200,717,966

Luxembourg - 0.47%
SES GLOBAL S.A., Fiduciary Depository Receipts (A)	220,000	3,450,942

Mexico - 1.72%
Cemex, S.A. de C.V., ADR	152,238	7,962,047
Grupo Televisa, S.A., GDR	64,100	4,596,611
		12,558,658

Netherlands - 0.45%
ASML Holding N.V.*	200,000	3,283,864

Norway - 0.78%
Statoil ASA	230,000	5,705,497

Russia - 1.82%
OAO LUKOIL, ADR	200,000	11,540,000
OAO NOVATEK, GDR (A)*	75,000	1,792,500
		13,332,500

Singapore - 0.51%
DBS Group Holdings Ltd	400,000	3,735,004

South Korea - 1.16%
Samsung Electronics Co., Ltd.	15,000	8,461,243

Spain - 3.08%
Enagas, S.A.	400,000	7,187,960
Fadesa Inmobiliaria, S.A.	150,000	5,390,970
Grupo Ferrovial, S.A.	120,000	9,988,620
		22,567,550

Sweden - 1.25%
Telefonaktiebolaget LM Ericsson, B Shares	2,500,000	9,127,619

Switzerland - 10.60%
Compagnie Financiere Richemont SA	160,000	6,334,981
Credit Suisse Group, Registered Shares	150,000	6,640,142
Holcim Ltd, Registered Shares	110,000	7,304,156
Nestle S.A., Registered Shares	47,000	13,761,588
Novartis AG, Registered Shares	300,000	15,215,544
Roche Holdings AG, Genussschein	75,000	10,417,954
UBS AG	170,000	14,446,848
Zurich Financial Services, Registered Shares*	20,000	3,406,984
		77,528,197

Turkey - 0.43%
Turkiye Garanti Bankasi Anonim Sirketi	1,050,000	3,134,794

United Kingdom - 12.80%
BAE SYSTEMS plc	700,000	4,240,817
BHP Billiton Plc	800,000	12,924,394
BP p.l.c.	1,700,000	20,193,483
IG Group Holdings plc (A)*	750,000	2,288,401
Reckitt Benckiser plc	250,000	7,614,775
Royal Bank of Scotland Group plc (The)	370,000	10,499,835
Smiths Group plc	250,000	4,228,471
tesco plc	1,900,000	10,371,438
Vodafone Group Plc	6,800,000	17,689,911
WPP Group plc	350,000	3,561,792
		93,613,317

United States - 2.31%
Inco Limited	110,000	5,208,500
Schlumberger Limited	80,000	6,750,400
Transocean Inc.*	80,000	4,904,800
		16,863,700

TOTAL COMMON STOCKS - 97.60%		$713,737,525

(Cost: $535,820,414)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Capital Equipment - 0.55%
Deere (John) Capital Corporation,
3.7%, 10-6-09	$4,000	3,998,355

Security and Commodity Brokers - 1.44%
Greenwich Capital Holdings Inc. (Royal Bank of Scotland PLC (The)),
3.87%, 10- 4-09	4,560	4,559,020
UBS Finance Delaware LLC (UBS AG),
3.8%, 10-7-09	6,000	5,996,833
		10,555,853

Total Commercial Paper - 1.99%		14,554,208

Municipal Obligation - 0.41%
California
County of Sacramento, Taxable Pension Funding Bonds, Series 1995B (Bayerische Landesbank Girozentrale, New York Branch)
3.85%, 10-6-09	3,000	3,000,000

TOTAL SHORT-TERM SECURITIES - 2.40%		$17,554,208

(Cost: $17,554,208)

TOTAL INVESTMENT SECURITIES - 100.00%		$731,291,733

(Cost: $553,374,622)

Notes to Schedule of Investments
*No dividends were paid during the preceding 12 months.
(A)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the total value of these securities amounted to $11,311,079 or 1.55% of total investments.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors International Growth Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: November 29, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: November 29, 2005